Loans and financings (Details Narrative) R$ in Thousands, $ in Thousands	Oct. 20, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 12, 2023 USD ($)	Dec. 12, 2023 BRL (R$)	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Credit facility	$ 320,000
Current		$ 143,196			$ 50,840
Bank Credit Note One [Member]
IfrsStatementLineItems [Line Items]
Current			$ 50,000
Equivalent | R$				R$ 245,250
Financing Agreement [Member]
IfrsStatementLineItems [Line Items]
Current			$ 6,012